UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

______________________________________________________________________________

Explanatory Note

The registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2020, originally filed with the Securities and Exchange Commission on January 11, 2021 (Accession Number 0001445546-21-000115), to remove disclosure that was inadvertently included in the registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 with respect to the First Trust Senior Loan Fund, a series of the registrant. With the exception of the registrant’s annual report with respect to the First Trust Senior Loan Fund, Item 1 to this Form N-CSR is incorporated by reference to the Form N-CSR filed on EDGAR on January 11, 2021 (Accession Number 0001445546-21-000115).

______________________________________________________________________________

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 with respect to the First Trust Senior Loan Fund is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust Senior Loan Fund (FTSL)

Annual Report
For the Year Ended
October 31, 2020

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TABLE OF CONTENTS
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                                OCTOBER 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Senior Loan Fund (the "Fund"), which contains detailed information about the
Fund for the twelve months ended October 31, 2020.

As I was collecting my thoughts for this annual roundup it occurred to me that my message this year should touch on the tone of the markets and the investing climate rather than belabor all the news and events that brought us to this juncture. We all know how tumultuous our lives have become over the past eight or so months. The phrase "shelter-at-home" says it all. I would rather talk about why I believe investors should be optimistic about where we could be headed.

Having said that, allow me to at least acknowledge the two elephants in the room: the coronavirus ("COVID-19") and the election. In the first 12 days of
November, we learned the following: that we likely have a new president-elect
(Joe Biden), though it may not be official for some time because it is being contested by President Donald Trump and some of his loyal backers in the
Republican Party citing voter fraud in certain states; that we still do not know which political party will have control of the Senate due to a couple of run-offs in Georgia to be held on January 5, 2021; and, that it looks as though we may be fortunate enough to have an FDA-approved COVID-19 vaccine by either the end of 2020 or the start of 2021, though that too is not yet official. It could be a game-changer in the COVID-19 battle. And, we may gain access to additional vaccines as well. The key to getting the economy back to running on all cylinders is to fully reopen, and a vaccine is "what the doctor ordered."

With respect to the tone of the markets and investment climate, to say that I am encouraged about what has transpired in 2020 would be an understatement. Despite the extraordinary challenges so far this year, the S&P 500(R) Index posted a total return of 2.77% over the first 10 months of 2020, this despite plunging
33.8% into bear market territory from February 19, 2020 through March 23, 2020, according to Bloomberg. As impressive as that feat is, the future looks even brighter. While Bloomberg's consensus earnings growth rate estimate for the S&P
500(R) Index for 2020 was -16.51%, as of November 13, 2020, its 2021 and 2022
estimates were 21.74% and 16.95%, respectively. That is a strong take on the prospects for a rebound in Corporate America over the next 24 months. One of the tailwinds that is providing a good deal of support to the economy and markets is the decision by the Federal Reserve (the "Fed") to keep interest rates artificially low for as long as need be to meet both its employment and inflation targets. By keeping rates lower for longer, the Fed is essentially inviting investors to assume more risk to generate higher returns. Brian
Wesbury, Chief Economist at First Trust, believes that the Fed could need until
2024 to accomplish its goals. That is a lot of runway for investors to reposition their portfolios, if needed, and a very generous, and perhaps unprecedented, amount of guidance from the Fed, in our opinion. Those investors with cash on the sidelines earning next to nothing have options if they choose to act.

We are encouraged about the prospects for the economy and the markets, but investors should be prepared to weather some volatility until the COVID-19 pandemic is better contained. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index and the Markit
iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary
Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary
Index consists of 100 loan facilities drawn from a larger benchmark, the
S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index
(the "Secondary Index") selects the 100 most liquid Senior Loans in the market.
The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately
50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR").

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in
Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North
America. The Senior Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain
Senior Loans or other factors may cause interest rate duration to be longer than
90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior
Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities which may include convertible bonds), (2) warrants,
U.S. and non U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3)
securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL                         CUMULATIVE
                                                                       TOTAL RETURNS                        TOTAL RETURNS
                                              1 Year Ended   5 Years Ended   Inception (5/1/13)   5 Years Ended   Inception (5/1/13)
                                                10/31/20       10/31/20         to 10/31/20         10/31/20         to 10/31/20
FUND PERFORMANCE
NAV                                               0.90%          3.03%             2.76%             16.08%             22.66%
Market Price                                      0.95%          2.93%             2.73%             15.52%             22.43%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged
   Loan Index                                    -0.90%          2.79%             2.23%             14.75%             17.97%
S&P/LSTA U.S. Leveraged Loan 100 Index            1.52%          4.06%             3.05%             22.01%             25.29%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Software                                    19.5%
Health Care Providers & Services            16.9
Insurance                                   10.8
Pharmaceuticals                              9.9
Hotels, Restaurants & Leisure                8.5
Media                                        7.2
Diversified Telecommunication Services       4.4
Health Care Technology                       3.2
Diversified Financial Services               3.2
Diversified Consumer Services                3.0
Entertainment                                2.5
Containers & Packaging                       1.8
Auto Components                              1.5
Professional Services                        1.5
Aerospace & Defense                          1.3
Electric Utilities                           1.3
Commercial Services & Supplies               1.0
Communications Equipment                     0.4
Technology Hardware, Storage &
   Peripherals                               0.4
Household Durables                           0.4
Food & Staples Retailing                     0.3
Oil, Gas & Consumable Fuels                  0.3
Machinery                                    0.2
Food Products                                0.2
Wireless Telecommunication Services          0.2
IT Services                                  0.1
Real Estate Management & Development         0.0*
Airlines                                     0.0*
Trading Companies & Distributors             0.0*
Life Sciences Tools & Services               0.0*
                                          --------
     Total                                 100.0%
                                          ========

* Amount is less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         91.8%
Corporate Bonds and Notes                    7.6
Foreign Corporate Bonds and Notes            0.4
Common Stocks                                0.2
Rights                                       0.0*
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         0.1%
BB+                                          0.1
BB                                           5.4
BB-                                          9.3
B+                                          27.1
B                                           35.2
B-                                          15.3
CCC+                                         1.5
CCC                                          2.2
CCC-                                         1.0
D                                            2.4
NR                                           0.4
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
Alliant Holdings I LLC                       3.3%
HUB International Ltd.                       3.2
Asurion LLC                                  2.9
Bausch Health Cos., Inc. (Valeant)           2.9
AmWINS Group, Inc.                           2.5
CHG Healthcare Services, Inc.                2.3
Caesars Resort Collection LLC                2.3
Micro Focus International
   (MA Financeco LLC)                        2.2
Multiplan, Inc. (MPH)                        2.2
Refinitiv US Holdings, Inc.                  2.0
                                          --------
     Total                                  25.8%
                                          ========

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 1, 2013 - OCTOBER 31, 2020

           First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
               Loan Fund           Leveraged Loan Index           Loan 100 Index
5/1/13          $10,000                   $10,000                     $10,000
10/31/13         10,092                    10,103                      10,122
4/30/14          10,275                    10,323                      10,338
10/31/14         10,385                    10,389                      10,434
4/30/15          10,637                    10,594                      10,589
10/31/15         10,567                    10,280                      10,268
4/30/16          10,763                    10,484                      10,527
10/31/16         11,034                    10,826                      10,968
4/30/17          11,247                    11,026                      11,260
10/31/17         11,414                    11,161                      11,452
4/30/18          11,592                    11,404                      11,708
10/31/18         11,760                    11,602                      11,929
4/30/19          12,044                    11,877                      12,262
10/31/19         12,156                    11,905                      12,339
4/30/20          11,619                    11,122                      11,765
10/31/20         12,266                    11,797                      12,529


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


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PORTFOLIO COMMENTARY
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of October 31, 2020, the First
Trust Leveraged Finance Team managed or supervised approximately $5.43 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND PORTFOLIO
   MANAGER
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, CHIEF CREDIT OFFICER
   AND PORTFOLIO MANAGER

                                   COMMENTARY

The First Trust Senior Loan Fund (the "Fund") is an actively managed exchanged-traded fund ("ETF"). The Fund's primary investment objective is to provide high current income, with a secondary objective of preservation of capital.

MARKET RECAP

As we ended 2019, the Federal Reserve (the "Fed") had cut interest rates for the last time in October 2019 and in December indicated that no action would be likely in 2020 given the persistently low inflation environment. In January
2020, the United States and China signed "Phase One" of a trade agreement, and
U.S. economic data remained strong. The combination of a patient Fed, improving
U.S.- China trade relations, and a robust domestic economy propelled the S&P
500(R) Index to new highs in late February 2020. Shortly after, as the coronavirus ("COVID-19") pandemic gripped the world's attention, the financial market implications from the onset of the resulting global economic shutdown became clear. Equities experienced their most rapid sell-off since the global financial crisis in 2008. By March 23, 2020 the S&P 500(R) Index was down nearly
34% from its all-time high set on February 19, 2020. Policy makers then took unprecedented steps to stabilize the markets. Central Banks around the world cut interest rates and governments announced aggressive monetary stimulus packages.
Domestically, the CARES Act was passed and signed into law on March 27. The bill included a historic $2 trillion stimulus package aimed at sending financial aid to struggling U.S. citizens and businesses affected by COVID-19. The Fed also cut the target Fed Funds rate by 150 basis points ("bps") during the month of
March. As fears subsided, and optimism that the combination of a re-opening of the U.S. economy and aggressive fiscal and monetary stimulus would result in a quicker than expected recovery, markets surpassed pre-pandemic levels before a resurgence in COVID-19 infections tempered investor optimism at the end of the
12-month period ended October 31, 2020.

Senior Loan Market

Senior loan spreads over 3-month London Interbank Offered Rate ("LIBOR")
increased 70 bps during the 12-month period ended October 31, 2020, to L+585 bps. This is above the long-term average spread of L+518 (December 1997 -
October 2020). Retail senior loan funds have experienced 25 consecutive monthly outflows with demand impacted by the dramatic decrease of the 3-month LIBOR rate during the same period.

Single-B rated senior loans outperformed both higher and lower quality senior loans during the same period, returning 3.13% while BB rated issues returned
-0.60%. Single Bs also outperformed CCC rated issues which returned -1.41%
during the same period. The average price of senior loans in the market decreased from $95.42 in the beginning of the period to $93.17 at the end of the period.

Default Rates

During the 12-month period ended October 31, 2020, default rates increased within the senior loan market, as measured by the S&P/LSTA Leveraged Loan Index.
Looking forward, we anticipate senior loan market default rates to remain above the long-term averages through 2021 but anticipate a decline in the default rate as the economy recovers and the introduction of a vaccine brings a recovery to the industries most impacted by COVID-19.

                                                                          Page 5

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PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2020 (UNAUDITED)

FUND PERFORMANCE

The Fund returned 0.90% on a net asset value ("NAV") basis and 0.95% on a market price basis over the 12-month period ended October 31, 2020. The S&P/LSTA U.S.
Leveraged Loan 100 Index returned 1.52% over the same period.

The Fund held 149 individual positions diversified across 29 industries at the end of the reporting period. Software (19.51%), Health Care Providers & Services
(16.92%), and Insurance (10.84%) were the Fund's top three industry exposures at the end of the period. By comparison, the Fund held 194 individual positions across 33 industries as of October 31, 2019. The Fund modestly decreased its allocation to high-yield bonds from 8.89% to 8.03% throughout the period, an 86 bps decrease. The Fund's duration remained low throughout the period and modestly increased from 0.39 years at the beginning of the period to 0.43 years at the end of the period.

The Fund's most recent monthly distribution of $0.127 per share is $0.043 per share lower than the distribution paid in October 2019. Over the 12-month period, 3-month LIBOR dropped 168 bps from 1.90% to 0.22% at the end of October
2020, and distributions followed suit. At the end of the period, the effective yield based on the distributions for the trailing twelve months was 3.71% based on NAV.

The Fund experienced two defaults during the 12-month period. Since inception, the Fund has experienced nine defaults. The Fund's 12-month period default rate was 1.63% at October 31, 2020.

MARKET AND FUND OUTLOOK

We believe senior loans are supported by spreads that remain in line with the long-term average, opportunistic pockets of value across ratings and industries, a low interest rate environment and an improving U.S. economy. Moreover, while the default rate has increased during the period, we believe individual credits that came into the 2020 recession with too much leverage, and sectors most impacted by COVID-19, will face a higher likelihood of default including, but not limited to energy, travel, leisure and retail, in no particular order.
However, generally, businesses that haven't been impacted by COVID-19 continue to perform well, in our opinion.

We remain confident that improving economic conditions, unprecedented support from the Fed, and the potential for additional stimulus will provide a backdrop for continued recovery in senior loans, in our view. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2020 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                    MAY 1, 2020     OCTOBER 31, 2020     PERIOD (a)      PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                               $1,000.00         $1,055.70            0.85%            $4.39
Hypothetical (5% return before expenses)             $1,000.00         $1,020.86            0.85%            $4.32


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2020 through October 31, 2020), multiplied by 184/366 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 88.6%

                  AEROSPACE & DEFENSE -- 1.3%
$      2,693,286  Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%,
                     0.75% Floor..................................................      6.00%        01/30/25    $     2,686,552
       2,878,250  Transdigm, Inc., Tranche E Refinancing TL, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      2.40%        05/30/25          2,703,569
      11,390,705  Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.40%        08/22/24         10,697,125
                                                                                                                 ---------------
                                                                                                                      16,087,246
                                                                                                                 ---------------
                  AIRLINES -- 0.0%
         516,482  Delta Air Lines, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%,
                     1.00% Floor..................................................      4.75%        09/16/27            514,008
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 14.1%
       4,649,290  CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.00%        04/26/24          4,594,103
       9,014,115  Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        07/30/27          8,971,298
      11,469,429  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                  Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        11/30/27         11,275,939
      24,285,257  Hyland Software, Inc., 2018 Refinancing Term Loan, 1 Mo.
                     LIBOR + 3.50%, 0.75% Floor...................................      4.25%        07/01/24         23,903,736
       9,181,234  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24          9,014,870
      11,063,040  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      3.65%        09/13/24         10,681,033
      12,997,518  LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      4.89%        08/31/27         12,583,287
      22,607,260  McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      3.89%        09/30/24         22,355,867
       3,187,522  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      2.65%        06/21/24          2,996,270
      21,525,638  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      2.65%        06/21/24         20,234,099
       4,363,920  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          4,336,645
       5,244,701  Milano Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................      4.75%        10/01/27          5,148,565
       2,283,278  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.48%       04/26/24           2,240,467
      11,669,741  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.50%        04/26/24         11,430,511
      21,677,361  SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        02/05/24         21,243,814
       3,660,395  Solera Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.92%        03/03/23          3,556,477
         777,423  TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      3.90%        06/30/26            752,156
         693,806  Ultimate Software Group, Inc., 2020 Incremental Term Loan,
                     3 Mo. LIBOR + 4.00%, 0.75% Floor.............................      4.75%        05/03/26            689,040
       3,640,298  Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.40%        02/28/27          3,549,290
                                                                                                                 ---------------
                                                                                                                     179,557,467
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTO PARTS & EQUIPMENT -- 1.5%
$     15,028,493  Gates Global LLC, Initial B-2 Dollar Term Loan, 1
                     Mo. LIBOR + 2.75%, 1.00% Floor...............................      3.75%        03/31/24    $    14,715,450
       8,473,331  Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.50%        06/30/24          3,945,776
                                                                                                                 ---------------
                                                                                                                      18,661,226
                                                                                                                 ---------------
                  BROADCASTING -- 3.1%
       1,739,414  E.W. Scripps Co., Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      2.65%        05/01/26          1,677,456
       2,970,807  iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        05/01/26          2,858,154
      21,899,146  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        04/29/26         20,526,508
      11,739,563  Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        09/19/26         11,422,594
       3,622,287  Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.40%        01/17/24          3,522,095
                                                                                                                 ---------------
                                                                                                                      40,006,807
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.9%
      11,238,817  Cablevision (aka CSC Holdings LLC), October 2018 Incremental
                     Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor..............      2.40%        01/15/26         10,841,975
                                                                                                                 ---------------
                  CASINOS & GAMING -- 5.8%
         991,775  Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.34%        09/15/23            962,329
      27,498,459  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        12/22/24         25,718,759
       1,497,996  Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25          1,448,846
         748,998  Caesars Resort Collection LLC, Term Loan B-1, 3 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        06/30/25            724,423
      21,353,186  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        04/18/24         20,045,303
      14,407,681  Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23         12,660,750
       7,787,376  Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.25% Floor...........................................      2.50%        01/31/27          7,443,408
       5,187,455  Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        05/10/26          4,924,191
                                                                                                                 ---------------
                                                                                                                      73,928,009
                                                                                                                 ---------------
                  COMMERCIAL SERVICES & SUPPLIES-- 0.1%
       1,677,652  TruGreen L.P., Second Refinancing Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        11/02/27          1,665,070
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.4%
       5,249,090  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      3.40%        04/06/26          5,056,921
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       1,396,587  Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                     1.00% Floor..................................................      5.00%        06/30/27          1,391,350
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.2%
      15,538,419  PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00%
                     Floor........................................................      5.50%        06/23/25         15,344,189
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.9%
$     11,588,391  Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                     1.00% Floor..................................................      4.00%        12/04/24    $    11,383,161
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       2,246,936  US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR
                     + 2.00%, 0.00% Floor.........................................      2.15%        08/31/26          2,130,388
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.6%
       7,520,719  Gentiva Health Services, Inc. (Kindred at Home), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.44%        07/02/25          7,351,503
         662,255  Select Medical Corp., Term Loan B, 6 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.78%        03/06/25            644,248
                                                                                                                 ---------------
                                                                                                                       7,995,751
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 11.7%
       6,892,915  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings,
                     Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.........      4.50%        04/21/24          5,871,316
      24,817,750  Athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      4.75%        02/15/26         24,259,350
      28,841,944  CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.00%        06/07/23         28,120,895
       8,536,350  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75%
                     Floor........................................................      3.50%        08/15/24          8,301,600
      23,556,748  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      3.90%        10/10/25         16,742,488
         798,953  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor..................      5.25%        03/14/25            771,237
      11,223,630  Global Medical Response, Inc. (fka Air Medical), 2020
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor......      5.75%        10/15/25         10,862,341
       3,284,274  Help at Home (HAH Group Holding Co. LLC), Initial Term Loans,
                     3 Mo. LIBOR + 5.00%, 1.00% Floor.............................      6.00%        10/31/27          3,226,799
       3,317,719  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        11/30/27          3,257,602
         995,000  Surgery Centers Holdings, Inc., 2020 Incremental Term Loan,
                     1 Mo. LIBOR + 8.00%, 1.00% Floor.............................      9.00%        08/31/24          1,006,612
       9,259,577  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        08/31/24          8,760,394
       8,166,985  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24          6,635,676
      10,572,385  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.19%        06/28/26         10,146,212
      22,157,925  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.65%        08/27/25         21,707,897
                                                                                                                 ---------------
                                                                                                                     149,670,419
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 3.1%
       1,244,108  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24          1,212,856
      17,085,331  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     3 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24         16,656,147
       6,208,731  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      3.65%        07/25/26          5,975,903


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE TECHNOLOGY (CONTINUED)
$     15,931,500  Zelis Payments Buyer, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      4.90%        09/30/26    $    15,814,881
                                                                                                                 ---------------
                                                                                                                      39,659,787
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.4%
       3,804,264  Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term
                     Loan, 1 Mo. LIBOR + 4.00%, 1.00% Floor.......................      5.00%        09/25/24          3,636,230
       1,000,000  Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        10/31/27            989,380
                                                                                                                 ---------------
                                                                                                                       4,625,610
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.9%
      11,721,550  Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        05/01/24         11,322,314
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.2%
       2,653,563  Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B,
                     6 Mo. LIBOR + 4.25%, 0.00% Floor.............................      4.57%        07/31/27          2,612,114
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 9.9%
       1,645,327  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        05/10/25          1,590,307
      33,037,883  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        05/09/25         31,768,898
      31,792,103  AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        01/25/24         31,331,118
      12,754,262  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/15/27         12,291,920
       7,453,166  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.40%        01/31/27          7,175,536
       2,699,759  Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%,
                     1.00% Floor..................................................      5.50%        09/15/27          2,686,261
       2,884,058  HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo.
                     LIBOR + 4.00%, 1.00% Floor...................................      5.00%        04/25/25          2,865,686
          96,341  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.19%        04/25/25             92,515
      37,573,765  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.21%        04/25/25         36,081,711
                                                                                                                 ---------------
                                                                                                                     125,883,952
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 4.1%
      10,408,944  Frontier Communications Corp., Term Loan B-1, Prime Rate +
                     2.75%, 0.75% Floor (c).......................................      6.00%        06/15/24         10,203,159
       8,817,716  Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.90%        07/31/25          8,407,251
       1,979,592  Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo.
                     LIBOR + 3.69%, 0.00% Floor...................................      3.84%        01/31/26          1,911,058
       9,158,962  Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.24%        08/14/26          8,875,584
      24,350,611  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      3.15%        03/09/27         23,427,236
                                                                                                                 ---------------
                                                                                                                      52,824,288
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.7%
       9,231,641  Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%,
                     1.00% Floor..................................................      7.00%        12/10/24          9,225,364
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LEISURE FACILITIES -- 0.7%
$     11,198,919  ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.97%        09/18/24    $     9,380,887
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.1%
      27,623,874  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        06/07/23         27,239,073
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.3%
      22,939,747  Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      2.77%        02/28/25         12,756,335
       4,887,699  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.65%        02/12/27          4,258,407
                                                                                                                 ---------------
                                                                                                                      17,014,742
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.0%
      14,245,314  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      2.65%        04/04/24         13,800,148
      25,466,818  Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.40%        10/01/25         25,057,057
                                                                                                                 ---------------
                                                                                                                      38,857,205
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.2%
       1,242,412  BellRing Brands LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     1.00% Floor..................................................      6.00%        10/21/24          1,245,207
       1,059,899  Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 1.00% Floor.............................      4.75%        07/07/24          1,056,592
                                                                                                                 ---------------
                                                                                                                       2,301,799
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.8%
      15,104,899  Graham Packaging Company, L.P., Initial Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        08/04/27         14,966,387
       7,853,494  Reynolds Group Holdings, Inc., Tranche B-1 US Term Loan,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      2.90%        02/05/23          7,697,524
                                                                                                                 ---------------
                                                                                                                      22,663,911
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 8.7%
       2,928,475  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (d) (e)..........................................      8.50%        09/30/25          2,933,365
      32,313,203  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.15%        06/01/25         31,518,944
      23,494,046  Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor.........      5.00%        04/29/24         22,260,609
      16,419,185  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 4.75%, 0.75% Floor (c).........................      5.50%        09/24/24         15,113,860
       4,260,386  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (c)...................      5.75%        02/24/25          3,916,914
      11,665,117  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.90%        09/27/24         11,173,549
      24,366,218  Pharmaceutical Product Development, Inc. (PPDI/Jaguar), 2018
                     Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor..................      3.50%        08/18/22         24,163,978
                                                                                                                 ---------------
                                                                                                                     111,081,219
                                                                                                                 ---------------
                  PUBLISHING -- 0.1%
       1,746,041  Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        01/31/25          1,705,306
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESEARCH & CONSULTING SERVICES -- 0.4%
$      3,313,046  Clarivate Analytics PLC (Camelot), Amendment No. 2
                     Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor......      4.00%        10/31/26    $     3,273,025
       1,397,727  Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.15%        10/31/26          1,358,702
         577,903  Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR
                     + 3.75%, 1.00% Floor.........................................      4.75%        06/30/25            575,591
                                                                                                                 ---------------
                                                                                                                       5,207,318
                                                                                                                 ---------------
                  RESTAURANTS -- 1.3%
           4,043  1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka
                     Burger King/Tim Horton's), Term Loan B-4, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      3.65%        11/14/26              3,873
          44,861  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25             42,568
      17,450,961  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 6 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      3.75%        02/05/25         16,559,043
                                                                                                                 ---------------
                                                                                                                      16,605,484
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       1,230,679  Garda World Security Corp., Term Loan B, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      4.90%        10/30/26          1,223,910
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.9%
      10,339,697  Asurion LLC, Replacement B-2 Term Loan (Second Lien), 1 Mo.
                     LIBOR + 6.50%, 0.00% Floor...................................      6.65%        08/04/25         10,339,697
      22,030,339  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.15%        11/03/23         21,603,611
       4,476,129  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.15%        11/03/24          4,387,412
                                                                                                                 ---------------
                                                                                                                      36,330,720
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 4.8%
      20,838,920  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        09/19/24         20,713,470
       2,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      8.00%        09/19/25          2,342,831
      13,381,953  BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term
                     Loan, 1 Mo. LIBOR + 4.25%, 0.00% Floor.......................      4.40%        10/02/25         12,985,312
       3,920,027  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          3,693,528
          30,541  Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22             27,213
      11,514,020  Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22         10,259,453
      10,535,101  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.75%        03/05/27         10,190,076
         997,468  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.40%        03/15/26            964,432
                                                                                                                 ---------------
                                                                                                                      61,176,315
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................     1,131,175,305
                  (Cost $1,179,314,398)                                                                          ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 7.3%

                  BROADCASTING -- 2.7%
$      8,978,000  Cumulus Media New Holdings, Inc. (f)............................      6.75%        07/01/26    $     8,364,937
       8,201,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (f).......      5.38%        08/15/26          4,807,836
       2,848,000  E.W. Scripps (The) Co. (f)......................................      5.13%        05/15/25          2,721,620
       2,148,000  Gray Television, Inc. (f).......................................      5.88%        07/15/26          2,239,752
      10,000,000  Sinclair Television Group, Inc. (f).............................      5.63%        08/01/24          9,998,493
       6,618,000  Univision Communications (f)....................................      5.13%        02/15/25          6,514,594
                                                                                                                 ---------------
                                                                                                                      34,647,232
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.1%
       1,621,000  CSC Holdings LLC (f)............................................      5.50%        05/15/26          1,688,677
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.3%
       4,202,000  Caesars Entertainment, Inc. (f).................................      6.25%        07/01/25          4,309,668
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.2%
       4,900,000  Peabody Energy Corp. (f)........................................      6.00%        03/31/22          2,250,937
       2,947,000  Peabody Energy Corp. (f)........................................      6.38%        03/31/25            913,570
                                                                                                                 ---------------
                                                                                                                       3,164,507
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.2%
       2,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (f)...........................................      3.50%        02/15/23          2,033,798
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 1.9%
       3,478,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,499,737
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,177,910
       6,130,000  Tenet Healthcare Corp. (f)......................................      4.63%        09/01/24          6,281,411
         845,000  Tenet Healthcare Corp...........................................      5.13%        05/01/25            837,353
       8,764,000  Tenet Healthcare Corp. (f)......................................      4.88%        01/01/26          8,901,337
       3,008,000  Tenet Healthcare Corp. (f)......................................      5.13%        11/01/27          3,104,858
                                                                                                                 ---------------
                                                                                                                      24,802,606
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.1%
         869,000  Global Medical Response, Inc. (f)...............................      6.50%        10/01/25            859,224
       1,023,000  MEDNAX, Inc. (f)................................................      5.25%        12/01/23          1,032,590
                                                                                                                 ---------------
                                                                                                                       1,891,814
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.6%
       7,000,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (f)................................................      4.25%        10/15/27          6,960,625
         893,000  HUB International Ltd. (f)......................................      7.00%        05/01/26            916,222
                                                                                                                 ---------------
                                                                                                                       7,876,847
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
       1,430,000  Frontier Communications Corp. (c) (f)...........................      5.88%        10/15/27          1,469,182
         469,000  Windstream Escrow LLC / Windstream Escrow Finance
                     Corp. (f)....................................................      7.75%        08/15/28            453,757
                                                                                                                 ---------------
                                                                                                                       1,922,939
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.4%
       8,311,000  AMC Entertainment Holdings, Inc. (f)............................      0.50%        04/15/25          4,498,329
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  KB Home.........................................................      7.00%        12/15/21            260,469
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
       4,616,000  Dell International LLC / EMC Corp. (f)..........................      5.88%        06/15/21          4,632,895
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
$        250,000  United Rentals North America, Inc...............................      5.88%        09/15/26    $       263,373
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
       2,000,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,002,500
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................       93,995,654
                  (Cost $98,996,799)                                                                             ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 0.4%
                  PHARMACEUTICALS -- 0.4%
         305,000  Bausch Health Cos., Inc. (f)....................................      5.88%        05/15/23            304,475
       4,366,000  Bausch Health Cos., Inc. (f)....................................      6.13%        04/15/25          4,487,157
         250,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (c) (f) (g)..............................................      5.63%        10/15/23             81,250
                                                                                                                 ---------------
                                                                                                                       4,872,882
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II,
                     Inc. (f).....................................................      5.88%        04/15/23            265,309
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................        5,138,191
                  (Cost $5,271,174)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.2%

                  PHARMACEUTICALS -- 0.2%
         249,316  Akorn, Inc. (h) (i)..........................................................................        2,804,805
                  (Cost $2,858,880)                                                                              ---------------

RIGHTS -- 0.0%
                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vistra Energy Corp. (h) (i)..................................................................            5,459
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            5,459
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 4.9%
      62,181,641  Morgan Stanley Institutional Liquidity Funds - Treasury
                     Portfolio - Institutional Class - 0.01% (l)...............................................       62,181,641
                  (Cost $62,181,641)                                                                             ---------------

                  TOTAL INVESTMENTS -- 101.4%..................................................................    1,295,301,055
                  (Cost $1,348,631,383) (m)
                  NET OTHER ASSETS AND LIABILITIES -- (1.4)%...................................................      (18,336,754)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,276,964,301
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in bankruptcy court.

(d)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the Payment-In-Kind ("PIK") Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50%
      payable in cash and 7.00% payable as PIK interest. The first interest payment is scheduled for January 4, 2021.

(e)   On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $90,092,503 or 7.1% of net assets.

(g)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(i)  Non-income producing security.

(j)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(k)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at $0 or
      0.0% of net assets.

(l)   Rate shown reflects yield as of October 31, 2020.

(m)   Aggregate cost for federal income tax purposes is $1,349,340,118. As of
      October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $3,640,327 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $57,679,390. The net unrealized depreciation was $54,039,063.

LIBOR - London Interbank Offered Rate

Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2020         PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,131,175,305   $           --   $1,131,175,305   $           --
Corporate Bonds and Notes*........................        93,995,654               --       93,995,654               --
Foreign Corporate Bonds and Notes*................         5,138,191               --        5,138,191               --
Common Stocks*....................................         2,804,805               --        2,804,805               --
Rights:
   Electric Utilities.............................             5,459               --            5,459               --
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................        62,181,641       62,181,641               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,295,301,055   $   62,181,641   $1,233,119,414   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2020


ASSETS:
Investments, at value.....................................................   $1,295,301,055
Receivables:
   Investment securities sold.............................................       36,500,196
   Interest...............................................................        3,047,447
   Dividends..............................................................              648
   Capital shares sold....................................................            9,180
                                                                             --------------
      Total Assets........................................................    1,334,858,526
                                                                             --------------
LIABILITIES:
Due to custodian..........................................................        1,893,460
Payables:
   Investment securities purchased........................................       45,880,635
   Capital shares purchased...............................................        9,179,441
   Investment advisory fees...............................................          939,653
Unrealized depreciation on unfunded loan commitments......................            1,036
                                                                             --------------
      Total Liabilities...................................................       57,894,225
                                                                             --------------
NET ASSETS................................................................   $1,276,964,301
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,404,687,564
Par value.................................................................          278,500
Accumulated distributable earnings (loss).................................     (128,001,763)
                                                                             --------------
NET ASSETS................................................................   $1,276,964,301
                                                                             ==============
NET ASSET VALUE, per share................................................   $        45.85
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       27,850,002
                                                                             ==============
Investments, at cost......................................................   $1,348,631,383
                                                                             ==============


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2020


INVESTMENT INCOME:
Interest..................................................................   $   65,060,375
Dividends - Unaffiliated..................................................          524,037
Dividends - Affiliated....................................................          215,267
                                                                             --------------
   Total investment income................................................       65,799,679
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       12,483,139
                                                                             --------------
   Total expenses.........................................................       12,483,139
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       53,316,540
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................      (47,791,805)
   Investments - Affiliated...............................................           78,316
                                                                             --------------
Net realized gain (loss)..................................................      (47,713,489)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................      (24,555,624)
   Investments - Affiliated...............................................          (64,020)
   Unfunded loan commitments..............................................           (1,036)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (24,620,680)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (72,334,169)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  (19,017,629)
                                                                             ==============


                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               YEAR ENDED          YEAR ENDED
                                                                               10/31/2020          10/31/2019
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   53,316,540      $   74,073,286
Net realized gain (loss)..................................................      (47,713,489)        (11,874,050)
Net change in unrealized appreciation (depreciation)......................      (24,620,680)        (16,779,812)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........      (19,017,629)         45,419,424
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (53,352,275)        (74,733,494)
Return of capital.........................................................         (984,628)           (385,786)
                                                                             --------------      --------------
Total distributions to shareholders.......................................      (54,336,903)        (75,119,280)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      198,707,465         157,940,483
Cost of shares redeemed...................................................     (451,536,565)       (408,996,170)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................     (252,829,100)       (251,055,687)
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................     (326,183,632)       (280,755,543)

NET ASSETS:
Beginning of period.......................................................    1,603,147,933       1,883,903,476
                                                                             --------------      --------------
End of period.............................................................   $1,276,964,301      $1,603,147,933
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       34,000,002          39,450,002
Shares sold...............................................................        4,200,000           3,300,000
Shares redeemed...........................................................      (10,350,000)         (8,750,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       27,850,002          34,000,002
                                                                             ==============      ==============


Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------------
                                                              2020           2019           2018           2017           2016
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..................     $    47.15     $    47.75     $    48.26     $    48.32     $    48.07
                                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................           1.67           2.13           1.87           1.68           1.80
Net realized and unrealized gain (loss)...............          (1.27)         (0.57)         (0.43)         (0.04)          0.27
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations......................           0.40           1.56           1.44           1.64           2.07
                                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................          (1.67)         (2.15)         (1.92)         (1.70)         (1.82)
Return of capital.....................................          (0.03)         (0.01)         (0.03)            --             --
                                                           ----------     ----------     ----------     ----------     ----------
Total distributions paid to shareholders..............          (1.70)         (2.16)         (1.95)         (1.70)         (1.82)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........................     $    45.85     $    47.15     $    47.75     $    48.26     $    48.32
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)......................................           0.90%          3.37%          3.03%          3.43%          4.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................     $1,276,964     $1,603,148     $1,883,903     $1,341,599     $  594,277
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (b).....           0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets.................................           3.63%          4.50%          3.94%          3.53%          3.84%
Portfolio turnover rate (c)...........................             76%            44%            88%           110%            67%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC
("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation
Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans")(1). The S&P/LSTA
U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S.
syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The
Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary Index") selects the
100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in
Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of October 31, 2020.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of October 31, 2020, the Fund had the following unfunded loan commitment:


                                                                                                            UNREALIZED
                                                                  PRINCIPAL     COMMITMENT                 APPRECIATION
BORROWER                                                            VALUE         AMOUNT        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Help at Home (HAH Group Holding Company, LLC), Term Loan         $    414,520  $    408,302  $    407,266  $     (1,036)


D. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at October 31, 2020, and for the fiscal year then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                        SHARES AT      VALUE AT                                APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       10/31/2020    10/31/2018    PURCHASES       SALES     (DEPRECIATION)    (LOSS)      10/31/2020     INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Enhanced
   Short Maturity ETF            --  $ 32,058,015  $         --  $(32,072,311) $    (64,020) $     78,316  $         --  $   215,267
                                     ===============================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2020 and 2019 was as follows:

Distributions paid from:                               2020            2019
Ordinary income.................................  $   53,352,275  $   74,733,494
Capital gains...................................              --              --
Return of capital...............................         984,628         385,786

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income................... $            --
Accumulated capital and other gain (loss).......     (73,961,664)
Net unrealized appreciation (depreciation)......     (54,040,099)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of October 31,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $73,961,664.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2020, the adjustments for the Fund were as follows:

                               ACCUMULATED
            ACCUMULATED        NET REALIZED
           NET INVESTMENT      GAIN (LOSS)
           INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
           --------------     --------------     ---------------
           $       37,255     $      811,084     $      (848,339)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

H. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,074,196,258 and $1,361,178,299, respectively.

For the fiscal year ended October 31, 2020, there were no in-kind transactions.

                                                                         Page 27

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2020

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $410 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal year ended October 31, 2020.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Senior Loan Fund (the "Fund"), a series of the First Trust Exchange-Traded
Fund IV, including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 29

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ADDITIONAL INFORMATION
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to the foreign shareholders during the Fund's fiscal year ended October 31, 2020 that were properly designated by the Fund as
"interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 31

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the First Trust Senior Loan Fund (the "Fund"). The
Board approved the continuation of the Agreement for a one-year period ending
June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on May
11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day.
The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the
COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Leveraged Finance Investment
Team is responsible for the day-to-day management of the Fund's investments. The
Board considered the background and experience of the members of the Leveraged
Finance Investment Team and noted the Board's prior meetings with members of the
Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the
Advisor's services, the Advisor, in its written materials and at the May 11,
2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex. In light of the information presented and the considerations made, the
Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the
Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund
Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2019 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2019. The Board also noted that the Fund underperformed the benchmark index for the one , three- and five-year periods ended December 31, 2019.

                                                                         Page 33

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Senior Loan Fund (the "Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust in respect of the Fund is $5,628,611. This figure is comprised of $714,579 paid (or to be paid) in fixed compensation and $4,914,032 paid (or to be paid) in variable compensation. There were a total of 22 beneficiaries of the remuneration described above. Those amounts include
$365,981 paid (or to be paid) to senior management of First Trust and $5,262,630 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund (collectively,
"Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, including the Fund, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule
22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 35


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                                                                               THE FIRST TRUST      DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                               FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         OR APPOINTED                DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         189         None
(1951)                                              Limited Partner, Gundersen Real Estate
                               o Since Inception    Limited Partnership (June 1992 to
                                                    December 2016); Member, Sportsmed LLC
                                                    (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term    President, ADM Investors Services, Inc.          189         Director of ADM
(1957)                                              (Futures Commission Merchant)                                Investor Services,
                               o Since Inception                                                                 Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee       o Indefinite Term    President, Hibs Enterprises (Financial           189         Director of Trust
(1956)                                              and Management Consulting)                                   Company of
                               o Since Inception                                                                 Illinois

Niel B. Nielson, Trustee       o Indefinite Term    Senior Advisor (August 2018 to Present),         189         None
(1954)                                              Managing Director and Chief Operating
                               o Since Inception    Officer (January 2015 to August 2018),
                                                    Pelita Harapan Educational Foundation
                                                    (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term    Chief Executive Officer, First Trust             189         None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception    L.P., Chairman of the Board of Directors,
                                                    BondWave LLC (Software Development
                                                    Company) and Stonebridge Advisors LLC
                                                    (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 37


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


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

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $306,200 for the fiscal year ended October 31, 2019 and $308,200 for the fiscal year ended October 31, 2020.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $169,630 for the fiscal year ended October 31, 2019 and $199,634 for the fiscal year ended October 31, 2020.

Tax Fees (Investment Adviser) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s distributor were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

All Other Fees (Investment Adviser) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2019 and $0 for the fiscal year ended October 31, 2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Adviser and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2019 were $169,630 for the registrant, $28,500 for the registrant’s investment adviser and $34,400 for the registrant’s distributor; and for the fiscal year ended October 31, 2020 were $199,634 for the registrant, $70,370 for the registrant’s investment adviser and $99,830 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the Form N-CSR filed on EDGAR on January 11, 2021 (Accession Number 0001445546-21-000115).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 5, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	February 5, 2021

* Print the name and title of each signing officer under his or her signature.